Finance costs (Tables)	12 Months Ended
Sep. 30, 2022
Finance costs
Summary of finance costs

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2022	2021	2020
	$'000	$'000	$'000
Interest payable on convertible loan notes	—	1,078	393
Interest payable on lease liabilities	221	—	—